Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 510,400.00
Total Fee Amount	70.49
Total Offset Amount	0.00
Net Fee	$ 70.49
Offering Table N/A
Offset Table N/A	N/A